SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details)	Sep. 30, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 0
Cash equivalents	$ 1,185,609